Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2013 and 2012:

		Fair Value Measurements Using:
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Assets:	Fair Value
Available-for-sale equity securities
Cement industry	$12,671,592	$12,671,592	$—	$—
General building materials industry	6,565,316	6,565,316	—	—
Oil and gas refining and marketing industry	4,425,517	4,425,517	—	—
Residential construction industry	1,093,869	1,093,869	—	—
Total assets measured at fair value	$24,756,294	$24,756,294	$—	$—

December 31, 2012
Assets:
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$—	$—
General building materials industry	5,751,005	5,751,005	—	—
Oil and gas refining and marketing industry	6,532,981	6,532,981	—	—
Total assets measured at fair value	$24,761,746	$24,761,746	$—	$—

Schedule of Investments with Unrealized Losses, Continuous Unrealized Loss Position, Fair Value
The following table shows the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized Losses		Unrealized Losses		Unrealized Losses
December 31, 2013	Fair Value		Fair Value		Fair Value
Residential construction industry	$283,143	$20,267	$—	$—	$283,143	$20,267
Total	$283,143	$20,267	$—	$—	$283,143	$20,267
December 31, 2012
Cement industry	$—	$—	$15,379	$2,737	$15,379	$2,737
Total	$—	$—	$15,379	$2,737	$15,379	$2,737